Segment and Geographic Information (Details) - Schedule of Geographic Information Related to the Company’s Single Reportable Segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	$ 20,084	$ 17,089
Operating Loss by Segment	(69,464)	(18,448)
Europe
Assets by Segment	185,286	178,315
Europe
Liabilities by Segment	248,540	180,897
Europe
Geographic Information by Segment	30,517	29,394
Europe
Depreciation, amortization, and accretion	3,657	3,677
Interest expense	18,562	10,256
Income taxes	2,488	2,015
Net Loss	(69,464)	(18,448)
Revenue by Segment [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	20,084	17,089
Operating Loss [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment	(69,464)	(18,448)
Europe
Net Loss	(69,464)	(18,448)
Geographic Information by Segment [Member]
Europe
Geographic Information by Segment	30,517	29,394
EBITDA [Member]
Europe
EBITDA by Segment	2,314	3,167
Revenue – Discontinued Operations [Member] | Geographic Information by Segment [Member]
Europe
Geographic Information by Segment	(10,433)	(12,305)
Long-lived Assets [Member] | Geographic Information by Segment [Member]
Europe
Geographic Information by Segment	185,286	178,315
Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment	(46,301)	(14,977)
Europe
EBITDA by Segment	6,874	6,537
Europe
Depreciation, amortization, and accretion	(6,563)	(6,617)
Interest expense	(23,453)	(14,876)
Income taxes	(161)	(21)
Solis Bond Waiver	(11,766)
Impairment loss recognized on the remeasurement to fair value less costs to sell	(11,232)
Net Loss	(46,301)	(14,977)
Europe [Member] | Revenue by Segment [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	30,401	29,368
Europe [Member] | Operating Loss [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment	(46,301)	(14,978)
Europe
Net Loss	(46,301)	(14,978)
Europe [Member] | Assets by Segment [Member]
Europe
Assets by Segment	162,328	173,080
Europe [Member] | Liabilities by Segment [Member]
Europe
Liabilities by Segment	219,672	175,117
Europe [Member] | Discontinued Operations [Member] | Revenue by Segment [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	(10,433)	(12,305)
Europe [Member] | Revenue [Member] | Geographic Information by Segment [Member]
Europe
Geographic Information by Segment	30,401	29,368
Europe [Member] | Revenue – Discontinued Operations [Member] | Geographic Information by Segment [Member]
Europe
Geographic Information by Segment	(10,433)	(12,305)
Europe [Member] | Debt [Member] | Liabilities by Segment [Member]
Europe
Liabilities by Segment	180,294	155,896
Europe [Member] | Other Liabilities [Member] | Liabilities by Segment [Member]
Europe
Liabilities by Segment	39,378	19,221
Europe [Member] | Fixed Assets [Member] | Assets by Segment [Member]
Europe
Assets by Segment	125,600	141,862
Europe [Member] | Other Assets [Member] | Assets by Segment [Member]
Europe
Assets by Segment	36,728	31,218
Europe [Member] | Long-lived Assets [Member] | Geographic Information by Segment [Member]
Europe
Geographic Information by Segment	162,328	173,080
US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	116	25
Operating Loss by Segment	(23,163)	(3,471)
Europe
EBITDA by Segment	(4,560)	(3,370)
Europe
Depreciation, amortization, and accretion	(57)	(42)
Interest expense	(1,889)	(59)
Income taxes	(15)
Net Loss	(23,163)	(3,471)
US
Valuation on FPA Asset	(16,642)
US [Member] | Revenue by Segment [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	116	26
US [Member] | Operating Loss [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment	(23,163)	(3,470)
Europe
Net Loss	(23,163)	(3,470)
US [Member] | Assets by Segment [Member]
Europe
Assets by Segment	22,958	5,235
US [Member] | Liabilities by Segment [Member]
Europe
Liabilities by Segment	28,868	5,780
US [Member] | Revenue [Member] | Geographic Information by Segment [Member]
Europe
Geographic Information by Segment	116	26
US [Member] | Debt [Member] | Liabilities by Segment [Member]
Europe
Liabilities by Segment	17,247	2,793
US [Member] | Other Liabilities [Member] | Liabilities by Segment [Member]
Europe
Liabilities by Segment	11,621	2,987
US [Member] | Fixed Assets [Member] | Assets by Segment [Member]
Europe
Assets by Segment	5,119	599
US [Member] | Other Assets [Member] | Assets by Segment [Member]
Europe
Assets by Segment	17,839	4,636
US [Member] | Long-lived Assets [Member] | Revenue [Member] | Geographic Information by Segment [Member]
Europe
Geographic Information by Segment	22,958	5,235
Country Renewable Programs [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	8,356	9,854
Country Renewable Programs [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	8,356	9,854
Country Renewable Programs [Member] | US [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment
Green Certificates [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	10,677	9,452
Green Certificates [Member] | Europe [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	10,677	9,452
Green Certificates [Member] | US [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment
Energy Offtake Agreements [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	11,484	10,088
Energy Offtake Agreements [Member] | Europe [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	11,368	10,062
Energy Offtake Agreements [Member] | US [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	$ 116	$ 26